Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		Preferred Stock	Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019		$ 25,836	$ 1		$ 409	$ (5,144)	$ (4,734)
Balance (in Shares) at Dec. 31, 2019	[1]	11,255,430	2,695,264
Issuance of common stock upon exercise of stock options					53		53
Issuance of common stock upon exercise of stock options (in Shares)			75,438	[1]
Issuance of Series A-1 redeemable convertible preferred stock for cash		$ 11,234
Issuance of Series A-1 redeemable convertible preferred stock for cash (in Shares)	[1]	4,224,765
Settlement of the redeemable convertible preferred stock tranche liability		$ 6,770
Vesting of founders’ restricted stock					10		10
Stock-based compensation expense					1,210		1,210
Net loss						(31,669)	(31,669)
Balance at Dec. 31, 2020		$ 43,840	$ 1		1,682	(36,813)	(35,130)
Balance (in Shares) at Dec. 31, 2020	[1]	15,480,195	2,770,702
Issuance of common stock upon exercise of stock options					235		235
Issuance of common stock upon exercise of stock options (in Shares)			323,740	[1]
Issuance of common stock upon exercise of common stock warrants					1		1
Issuance of common stock upon exercise of common stock warrants (in Shares)	[1]		110
Issuance of Series A-1 redeemable convertible preferred stock for cash		$ 10,750
Issuance of Series A-1 redeemable convertible preferred stock for cash (in Shares)	[1]	4,042,565
Settlement of the redeemable convertible preferred stock tranche liability		$ 11,659
Conversion of redeemable convertible preferred stock into common stock in connection with the Reverse Recapitalization (Note 3)		$ (66,249)	$ 2		66,247		66,249
Conversion of redeemable convertible preferred stock into common stock in connection with the Reverse Recapitalization (Note 3) (in Shares)	[1]	(19,522,760)	21,722,661
Issuance of common stock upon the Reverse Recapitalization and PIPE Financing, net of issuance costs			$ 1		67,741		67,742
Issuance of common stock upon the Reverse Recapitalization and PIPE Financing, net of issuance costs (in Shares)	[1]		13,037,901
Vesting of founders’ restricted stock					10		10
Stock-based compensation expense					1,048		1,048
Net loss						(30,637)	(30,637)
Balance at Dec. 31, 2021			$ 4		$ 136,964	$ (67,450)	$ 69,518
Balance (in Shares) at Dec. 31, 2021			37,855,114	[1]

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Reverse Recapitalization (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of 0.282378, except for 100 shares of Series A-2 redeemable convertible preferred stock as described in Note 3.